Net Earnings Per Share (Details) - Schedule of computation of basic and diluted net earnings per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of computation of basic and diluted net earnings per share [Abstract]
Net income attributable to Magic shareholders	$ 29,322	$ 25,186	$ 20,266
Accretion of redeemable non-controlling interests	(4,026)	(1,317)	(7,471)
Net income attributable to Magic shareholders after accretion of redeemable non-controlling interests	$ 25,296	$ 23,869	$ 12,795
Weighted average Ordinary shares outstanding:
Denominator for basic net earnings per share	49,055,082	49,028,975	48,896,163
Effect of dilutive securities	44,972	18,682	97,920
Denominator for diluted net earnings per share	49,100,054	49,047,657	48,994,083
Basic and Diluted earnings per share	$ 0.52	$ 0.49	$ 0.26